Fair Value Measurements (Details 1) - Derivatives not designated as hedging instruments 2018 Notes Conversion Options - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Loss Recognized in Statement of Operations	$ (28,176)	$ 0
Change in fair value of derivative liabilities and loss on debt extinguishment
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Loss Recognized in Statement of Operations	(27,134)	0
Amortization of debt discount & deferred loan costs
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Loss Recognized in Statement of Operations	$ (1,042)	$ 0